Operating Segments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Summary of Reportable Segments

Information about reportable segments:

	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments			Total
	For the year ended March 31
Particulars	2024	2025	2026	2024	2025	2026	2024	2025	2026	2024	2025	2026	2024	2025	2026
Revenue from external customers	201,246	241,529	239,948	435,542	520,411	533,063	92,693	119,361	145,271	53,043	97,035	125,709	782,524	978,336	1,043,991
Add: Customer inducement costs recorded as a reduction of revenue*	116,423	131,563	167,130	123,695	155,616	184,602	9,432	11,606	18,607	440	2,789	2,178	249,990	301,574	372,517
Less: Service cost	—	—	—	210,357	246,550	240,863	—	—	—	4,732	27,798	32,988	215,089	274,348	273,851
Adjusted Margin	317,669	373,092	407,078	348,880	429,477	476,802	102,125	130,967	163,878	48,751	72,026	94,899	817,425	1,005,562	1,142,657
Other income													770	317	2,043
Personnel expenses													(147,587)	(160,065)	(158,834)
Marketing and sales promotion expenses													(123,304)	(165,324)	(176,268)
Customer inducement costs recorded as a reduction of revenue*													(249,990)	(301,574)	(372,517)
Other operating expenses													(204,833)	(231,905)	(253,260)
Depreciation, amortization and impairment													(27,267)	(27,122)	(27,846)
Finance income													24,365	28,256	27,149
Finance costs													3,307	(32,191)	(104,756)
Share of profit (loss) of equity-accounted investees													52	(64)	(2)
Profit (loss) before tax													92,938	115,890	78,366

* For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin represents IFRS revenue after adding back customer inducement costs recorded as a reduction of revenue and deducting service costs primarily relating to sales to customers where the Company acts as the principal, for the relevant segment.

Summary of Geographical Segments

In presenting the geographical information, revenue is based on the geographical location of entity providing the services and assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2024	2025	2026	2025	2026
India	739,652	922,616	944,409	636,989	589,724
South East Asia	14,210	16,753	52,232	4,683	5,405
United Arab Emirates	16,838	24,403	41,054	809	910
Others	11,824	14,564	6,296	213	628
Total	782,524	978,336	1,043,991	642,694	596,667

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets and other non-current assets (excluding financial assets).